Charter arrangements, Future charter payments (Details) - USD ($) $ in Thousands	3 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Charter arrangements [Abstract]
2022	$ 53,118
2023	16,785
2024	10,039
Thereafter	0
Net charter payments	79,942	$ 122,313	$ 91,556
Other income [Abstract]
Distribution of equity received	$ 4,612